Operating lease and other commitments	3 Months Ended
Mar. 31, 2023
Operating lease and other commitments
Operating lease and other commitments
5.	Operating lease and other commitments

The following table provides the changes in the Corporation’s operating lease right-of-use assets for the three months ended March 31, 2023 and 2022 respectively:

(amounts in dollars)	Total
Balances as of January 1, 2023	$158,384
Renewed office lease	-
Amortization	(54,719)
Balances as of March 31, 2023	$103,665

(amounts in dollars)	Total
Balances as of January 1, 2022	$383,969
Renewed office lease	-
Amortization	(55,499)
Balances as of March 31, 2022	$328,470

The following table provides the changes in the Corporation’s operating lease liability for the three months ended March 31, 2023 and 2022 respectively:

(amounts in dollars)	Total

Balances as of January 1, 2023	$172,942
Renewed office lease	-
Repayments of lease liability	(60,434)
Interest expense	1,639
Balances as of March 31, 2023	$114,147
Lease liability due within one year	$114,147
Lease liability long term	$-
(amounts in dollars)	Total

Balances as of January 1, 2022	$391,459
Renewed office lease	-
Repayments of lease liability	(58,520)
Interest expense	5,962
Balances as of March 31, 2022	$338,901
Lease liability due within one year	$231,231
Lease liability long term	$107,670

We used an incremental borrowing rate as a discount rate for our operating leases. The discount rate ranges from 4.75% to 5.00% and the average remaining years for our lease are 0.46 years as of March 31, 2023.

The total future commitment payment amount for above lease is $115,476 comparing an outstanding lease liability of $114,147 as of March 31, 2023. The difference is due to interest expense.

The total future commitment payment amount for above lease is $344,863 comparing an outstanding lease liability of $338,901 as of March 31, 2022. The difference is due to interest expense.